Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Valuation Assumptions for Stock Options
The Company records compensation expense for stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes option-pricing model with the assumptions set forth in the table below.

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Expected term (years)	6.3	4.0 - 6.3	5.8	6.3
Expected stock price volatility	40.0% - 45.0%	45.0% - 50.0%	45.0%	45.0%
Risk-free interest rate	1.4% - 2.5%	0.2% - 1.7%	1.3%	0.8%
Dividend yield	—%	—%	—%	—%
Fair value of common stock	$1.07 - $4.07	$4.14 - $5.84	$4.14	$19.82

Summary of Common Stock Option Activity
The following table summarizes the common stock option activity for the years ended December 31, 2019 and 2020 and for the six months ended June 30, 2021 (unaudited):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding at December 31, 2018	17,101,000	$0.52	$0.20	7.5	$10,328
Granted	3,114,240	2.90	1.60
Exercised	(1,947,760)	0.19			6,046
Repurchased	(7,136,480)	0.24
Canceled, forfeited or expired	(766,480)	0.98
Options outstanding at December 31, 2019	10,364,520	$1.47	$0.71	8.1	$18,952
Granted	5,060,720	4.93	2.22
Exercised	(328,600)	0.68			3,724
Canceled, forfeited or expired	(876,840)	1.92
Options outstanding at December 31, 2020	14,219,800	$2.73	$1.25	7.9	$131,893
Granted	40,000	$12.01	$11.52		$312
Exercised	(864,657)	$1.10	$0.35		$13,113
Canceled, forfeited or expired	(282,960)	$4.16	$1.86		$3,637
Options outstanding at June 30, 2021	13,112,183	2.84	1.33	7.5	372,783
Options vested and exercisable at June 30, 2021	8,705,263	2.09	0.97	6.9	253,998

Schedule of Restricted Stock Unit Activity	The following table summarizes the RSUs activity for the for the six months ended June 30, 2021 (unaudited):

	Shares	Weighted-Average Grant-Date Fair Value per share
Outstanding as of December 31, 2020	—	$—
Granted	1,734,260	$16.14
Vested	(949,815)	$16.20
Forfeited or expired	—	$—
Outstanding as of June 30, 2021	784,445	$16.06

Schedule of Valuation Assumptions for Employee Stock Purchase Plan	The fair value of the ESPP purchase right is estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

Six Months Ended June 30, 2021
(unaudited)
Expected term (years)	0.5
Expected stock price volatility	60.9%
Risk-free interest rate	0.4%
Dividend yield	—%

Schedule of Stock-based Compensation Expense
The following table summarizes the components of stock-based compensation expense recognized in the consolidated statements of operations (in thousands):

	Year Ended December 31,		Six Months Ended June 30,
	2019	2020	2020	2021
			(unaudited)
Cost of revenues	$83	$188	$52	$129
Sales and marketing	5,750	1,579	402	6,551
Technology and development	162	896	170	288
General and administrative	112,110	2,571	1,395	13,560
Total stock-based compensation expense	$118,105	$5,234	$2,019	$20,528